2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Direct [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Diplic II - Private Credit Balanced Mutual Fund [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Exclusive fund name	Diplic II - Private credit balanced mutual fund
Interest in exclusive fund	100.00%	100.00%
Core business	Investment fund
Caixa Vertice - Private Credit Balanced Mutual Fund [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Exclusive fund name	Caixa Vértice - Private credit balanced mutual fund
Interest in exclusive fund	100.00%	100.00%
Core business	Investment fund
VR1 - Private Credit Balanced Mutual Fund [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Exclusive fund name	VR1 - Private credit balanced mutual fund
Interest in exclusive fund	100.00%	100.00%
Core business	Investment fund